Notes on the Consolidated Balance Sheet - Overview of the Groups trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Consolidated Balance Sheet [Abstract]
Trade receivables (gross)	€ 3,649	€ 7,588
Allowance for bad debt	(607)	(774)
- thereof non-current	0	0
- thereof current	3,042	6,814
Total trade receivables	€ 3,042	€ 6,814